Principal accounting policies (Taxation) (Detail)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017
Sales of power [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			17.00%
Sales of power [member] | Singapore [member]
Taxation [line items]
Tax rate of goods and service tax			7.00%
Sales of heat [member] | PRC [member]
Taxation [line items]
Tax rate of VAT	11.00%	13.00%
Sales of goods [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			17.00%
Lease of tangible movable properties [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			17.00%
Transportation industry [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			11.00%
Other modern services industry [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			6.00%
Construction services [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			11.00%
Lease of immovables [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			11.00%
Sale of immovables [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			11.00%
Transfer of land use rights [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			11.00%
Financial services [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			6.00%
Living services [member] | PRC [member]
Taxation [line items]
Tax rate of VAT			6.00%